Accounts and Notes Receivable, Net (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Three-party settlement [Member]
Accounts and Notes Receivable, Net (Textual)
Accounts receivable and accounts payable offset	$ 8,100,000	$ 3,300,000